Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Billions
		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others	[1],[2]	¥ 729.9	¥ 696.6
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net		3.8	15.5
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)		(16.9)	(10.9)
Gains on reversal of reserves for possible losses on loans, and others		49.3	25.6
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others		86.3	39.0
Net extraordinary gains (losses)		49.0	44.0
Others		(2.8)	(18.8)
Income before income tax expense under Japanese GAAP		898.7	791.1
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities		(202.4)	(9.0)
Investments		497.3	(57.5)
Loans		5.7	5.5
Allowances for credit losses		(26.7)	5.4
Premises and equipment		(28.5)	(20.8)
Land revaluation		5.7	36.5
Business combinations		4.0	3.9
Pension liabilities		(30.9)	(17.8)
Consolidation of variable interest entities		124.1	29.8
Foreign currency translation		(26.5)	10.7
Others		(18.8)	(1.2)
Income before income tax expense under U.S. GAAP		¥ 1,201.7	¥ 776.6

[1]	Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.
[2]	Net business profits (losses) is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (as defined above) less general and administrative expenses (excluding non-allocated gains (losses), net) plus equity in earnings (losses) of equity method investees—net less amortization of goodwill and others. Measurement of net business profits (losses) is required for regulatory reporting to the Financial Services Agency of Japan.